IDEX MUTUAL FUNDS

             Supplement   dated  August  1,  2000  to  Statement  of  Additional
Information dated June 15, 2000

The following paragraph replaces the information found on page 58, under the header "Class A Share Dealer Reallowances (all funds except IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX Federated Tax Exempt):

                        CLASS A SHARE DEALER REALLOWANCES
                  (all funds except IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX Federated Tax Exempt):


Amount of Purchase                                 Reallowance to Dealers as a%
------------------                                      Of Offering Price
                                                   ----------------------------

Under $50 Thousand                                             4.75%
$50 Thousand to under $100 Thousand                            4.00%
$100 Thousand to under $250 Thousand                           2.75%
$250 Thousand to under $500 Thousand                           2.25%
$500 Thousand to under $1 Million                              1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million                                 1.00%
$5 Million to under $50 Million                        Plus    0.50%
$50 Million and above                                  Plus    0.25%

The following paragraph replaces the information found on page 58, under the header "Class A Share Dealer Reallowances (IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX Federated Tax Exempt):

                        CLASS A SHARE DEALER REALLOWANCES
                           (IDEX JCC Flexible Income, IDEX AEGON Income Plus and
IDEX Federated Tax Exempt):

Amount of Purchase                                  Reallowance to Dealers as a%
------------------                                       Of Offering Price
                                                    ----------------------------
Under $50 Thousand                                             4.00%
$50 Thousand to under $100 Thousand                            3.25%
$100 Thousand to under $250 Thousand                           2.75%
$250 Thousand to under $500 Thousand                           1.75%
$500 Thousand to under $1 Million                              1.00%
For purchases of $1 Million and above:
$1 Million to under $5 Million                                 0.50%
$5 Million and above                                   Plus    0.25%